PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current assets
Cash	720,560	261,878,455
Prepayments and other current assets	7,074,766	1,483,169
Total current assets	7,795,326	263,361,624
Non-current assets
Investment in subsidiaries and consolidated VIE and VIE’s subsidiaries	335,182,397	517,611,994
Total non-current assets	335,182,397	517,611,994
Total assets	342,977,723	780,973,618
Liabilities
Current liabilities
Accrued expenses and other current liabilities	—	23,779,434
Total current liabilities and total liabilities	—	23,779,434
Mezzanine Equity
Series A Convertible Preferred Shares	29,751,569	—
Series A-1 Redeemable Convertible Preferred Shares	17,959,327	—
Series B Redeemable Convertible Preferred Shares	483,612,008	—
Series C Redeemable Convertible Preferred Shares	327,278,389	—
Series C-1 Redeemable Convertible Preferred Shares	258,898,069	—
Series D Redeemable Convertible Preferred Shares	612,978,394	—
Total mezzanine equity	1,730,477,756	—
Shareholders’ equity/(deficit):
Ordinary Shares	3,446	—
Class A Ordinary Shares	—	8,572
Class B Ordinary Shares	—	3,446
Additional paid-in capital	—	2,188,870,625
Accumulated other comprehensive loss	(41,101,943)	(107,514,737)
Accumulated deficit	(1,346,401,536)	(1,324,173,722)
Total shareholders’ equity/(deficit)	(1,387,500,033)	757,194,184
Total liabilities, mezzanine equity and shareholders’ equity/(deficit)	342,977,723	780,973,618

Schedule of condensed statements of results of operations

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total operating expenses	(261,927)	(883,243)	(5,209,656)
Change in fair value of a convertible debt	(3,553,249)	(8,749,608)	—
Gain on extinguishment of a convertible debt	—	8,986,048	—
Share of losses from subsidiaries, VIE and VIE’s subsidiaries	(140,745,022)	(52,282,705)	(216,643,208)
Loss before income tax	(144,560,198)	(52,929,508)	(221,852,864)
Income tax expense	—	—	—
Net loss	(144,560,198)	(52,929,508)	(221,852,864)

Schedule of condensed statements of cash flows

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(261,927)	(702,200)	1,961,394
Net cash (used in)/provided by investing activities	(240,685,100)	2,015,462	(252,497,206)
Net cash provided by/(used in) financing activities	166,251,377	(920,710)	532,995,338
Effect of foreign currency exchange rate changes on cash	2,572,689	76,203	(21,301,631)
Net (decrease)/increase in cash	(72,122,961)	468,755	261,157,895
Cash at the beginning of the year	72,374,766	251,805	720,560
Cash at the end of the year	251,805	720,560	261,878,455